COVER PAGE	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	MICROCHIP TECHNOLOGY INCORPORATED
Entity Central Index Key	0000827054
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address, Address Line One	2355 West Chandler Boulevard
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224-6199
City Area Code	480
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false